Shareholder Report, Holdings (Details)	Jun. 30, 2024
LKCM Small Cap Equity Fund | BellRing Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Small Cap Equity Fund | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
LKCM Small Cap Equity Fund | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
LKCM Small Cap Equity Fund | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LKCM Small Cap Equity Fund | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LKCM Small Cap Equity Fund | Altair Engineering, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LKCM Small Cap Equity Fund | Primo Water Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LKCM Small Cap Equity Fund | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
LKCM Small Cap Equity Fund | Crocs Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
LKCM Small Cap Equity Fund | Hawkins Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
LKCM Small Cap Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
LKCM Small Cap Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
LKCM Small Cap Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
LKCM Small Cap Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
LKCM Small Cap Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
LKCM Small Cap Equity Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
LKCM Small Cap Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
LKCM Small Cap Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
LKCM Small Cap Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
LKCM Small Cap Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
LKCM Small Cap Equity Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LKCM Small-Mid Cap Equity Fund | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
LKCM Small-Mid Cap Equity Fund | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
LKCM Small-Mid Cap Equity Fund | Murphy USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
LKCM Small-Mid Cap Equity Fund | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
LKCM Small-Mid Cap Equity Fund | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
LKCM Small-Mid Cap Equity Fund | Altair Engineering, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Small-Mid Cap Equity Fund | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Small-Mid Cap Equity Fund | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Small-Mid Cap Equity Fund | Ensign Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Small-Mid Cap Equity Fund | Natera Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
LKCM Small-Mid Cap Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
LKCM Small-Mid Cap Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
LKCM Small-Mid Cap Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
LKCM Small-Mid Cap Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
LKCM Small-Mid Cap Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
LKCM Small-Mid Cap Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
LKCM Small-Mid Cap Equity Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
LKCM Small-Mid Cap Equity Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
LKCM Small-Mid Cap Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
LKCM Small-Mid Cap Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
LKCM Small-Mid Cap Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
LKCM Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
LKCM Equity Fund | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
LKCM Equity Fund | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LKCM Equity Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
LKCM Equity Fund | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
LKCM Equity Fund | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
LKCM Equity Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM Equity Fund | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM Equity Fund | Ecolab, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
LKCM Equity Fund | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
LKCM Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
LKCM Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
LKCM Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
LKCM Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
LKCM Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
LKCM Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
LKCM Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
LKCM Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
LKCM Equity Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
LKCM Balanced Fund | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
LKCM Balanced Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LKCM Balanced Fund | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM Balanced Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM Balanced Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
LKCM Balanced Fund | Alphabet Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM Balanced Fund | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LKCM Balanced Fund | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LKCM Balanced Fund | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LKCM Balanced Fund | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LKCM Balanced Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
LKCM Balanced Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
LKCM Balanced Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
LKCM Balanced Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
LKCM Balanced Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
LKCM Balanced Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
LKCM Balanced Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
LKCM Balanced Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
LKCM Balanced Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
LKCM Balanced Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
LKCM Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
LKCM Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
LKCM Balanced Fund | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LKCM Balanced Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LKCM Balanced Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
LKCM Fixed Income Fund | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
LKCM Fixed Income Fund | Intuit Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LKCM Fixed Income Fund | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
LKCM Fixed Income Fund | Kinder Morgan Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM Fixed Income Fund | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
LKCM Fixed Income Fund | Trimble Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
LKCM Fixed Income Fund | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LKCM Fixed Income Fund | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LKCM Fixed Income Fund | Ball Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
LKCM Fixed Income Fund | AT&T Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
LKCM Fixed Income Fund | U.S. Government Sponsored Entities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
LKCM Fixed Income Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
LKCM Fixed Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
LKCM Fixed Income Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
LKCM Fixed Income Fund | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
LKCM Fixed Income Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
LKCM Fixed Income Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
LKCM Fixed Income Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
LKCM Fixed Income Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LKCM Fixed Income Fund | Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
LKCM Fixed Income Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LKCM Fixed Income Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
LKCM Fixed Income Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
LKCM International Equity Fund | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
LKCM International Equity Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
LKCM International Equity Fund | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LKCM International Equity Fund | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LKCM International Equity Fund | Alcon, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
LKCM International Equity Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM International Equity Fund | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM International Equity Fund | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LKCM International Equity Fund | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
LKCM International Equity Fund | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
LKCM International Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
LKCM International Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
LKCM International Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
LKCM International Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
LKCM International Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
LKCM International Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
LKCM International Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
LKCM International Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
LKCM International Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
LKCM International Equity Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
LKCM International Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.20%
LKCM International Equity Fund | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
LKCM International Equity Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.60%
LKCM International Equity Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.70%
LKCM International Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
LKCM International Equity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
LKCM International Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
LKCM International Equity Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
LKCM International Equity Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LKCM International Equity Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
LKCM Aquinas Catholic Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
LKCM Aquinas Catholic Equity Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
LKCM Aquinas Catholic Equity Fund | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
LKCM Aquinas Catholic Equity Fund | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
LKCM Aquinas Catholic Equity Fund | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LKCM Aquinas Catholic Equity Fund | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
LKCM Aquinas Catholic Equity Fund | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
LKCM Aquinas Catholic Equity Fund | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
LKCM Aquinas Catholic Equity Fund | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
LKCM Aquinas Catholic Equity Fund | Zoetis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
LKCM Aquinas Catholic Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
LKCM Aquinas Catholic Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
LKCM Aquinas Catholic Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
LKCM Aquinas Catholic Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
LKCM Aquinas Catholic Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
LKCM Aquinas Catholic Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
LKCM Aquinas Catholic Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
LKCM Aquinas Catholic Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
LKCM Aquinas Catholic Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LKCM Aquinas Catholic Equity Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%